GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Accounting Policies

     The accounting principles followed and the methods of applying those principles conform with accounting principles generally accepted in the United States (“GAAP”) and to general practices in the banking industry. The significant accounting policies applicable to First Farmers and Merchants Corporation (the “Company”) are summarized as follows.

Nature of Operations

     The Company is a bank holding company whose principal activity is the ownership and management of its wholly-owned subsidiary, First Farmers and Merchants Bank (the “Bank”). The Bank is primarily engaged in providing a full range of banking and financial services, including lending, investing of funds, obtaining deposits, trust and wealth management operations, and other financing activities to individual and corporate customers in the Middle Tennessee area. The Bank is subject to competition from other financial institutions. The Company and Bank are subject to the regulation of certain federal and state agencies and undergo periodic examinations by those regulatory authorities.

     On November 20, 2015, the Company announced its Board of Directors approved a corporate reorganization plan (the “Plan”) providing for the termination of the Company’s reporting obligations under the Securities Exchange Act of 1934 (the “Exchange Act”). Under the Plan, holders of fewer than 400 shares of Company common stock will receive cash in exchange for their shares in an amount determined based on a valuation by an independent third party. Shareholders owning 400 or more shares will be unaffected by the Plan. The Plan will be considered by its shareholders at the Company’s 2016 annual meeting.

Basis of Presentation

     The accompanying consolidated financial statements present the accounts of the Company and its wholly-owned subsidiary, First Farmers and Merchants Bank. The Bank has the following direct and indirect subsidiaries: F&M West, Inc., Maury Tenn, Inc., and Maury Tenn Properties, Inc. Noncontrolling interests consist of preferred shares in Maury Tenn Properties, Inc. that are owned by third parties and Maury Tenn, Inc. The preferred shares in Maury Tenn Properties, Inc. receive dividends, which are included in the consolidated statements of income. Intercompany accounts and transactions have been eliminated in consolidation.

     Certain items in prior financial statements have been reclassified to conform to the current presentation. These reclassifications had no effect on net income.

Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with GAAP requires management of the Company and the Bank to make estimates and assumptions that affect the reported amounts of assets and liabilities. Those estimates and assumptions also affect disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near-term relate to the determination of the allowance for loan and lease losses, the fair value of financial instruments, the valuation of foreclosed real estate, valuation of goodwill, valuation of deferred tax assets and the liability related to post-retirement benefits.

Concentrations of Credit Risk

     The Company’s banking activities include granting commercial, residential, and consumer loans to customers primarily located in Middle Tennessee and northern Alabama. The Company manages its portfolio and product mix in a manner to reduce economic risk. Concentrations of credit, as defined for regulatory purposes, are reviewed quarterly by management to ensure that internally established limits are not exceeded. At December 31, 2015, our concentrations of commercial real estate, rental and leasing loans were 130.1% of Tier 1 Capital plus the allowance for loan and lease losses. Health care and social assistance loans were 39.1%. Construction loans were 46.6%. Construction loans were 27.7%. Wholesale trade credits were 28.0%. These percentages are within our internally established limits regarding concentrations of credit.

     Loans secured by non-farm, non-residential real estate comprised 22.0% of the loan portfolio at December 31, 2015. Management remains comfortable with the real estate exposure levels within the commercial loan portfolio. Management believes the commercial real estate portion remains well diversified across several different property types and several different geographic markets.

Cash and Due From Banks

     Included in cash and due from banks are reserve amounts that are required to be maintained in the form of cash and/or balances due from the Federal Reserve Bank and other banks. At December 31, 2015, the Bank’s required reserve was $2.4 million at the Federal Reserve. From time to time throughout the year, the Bank’s balances due from other financial institutions exceeded Federal Deposit Insurance Corporation (FDIC) insurance limits. The Bank had $24.5 million of federal funds sold as of December 31, 2015. Federal funds sold are essentially uncollateralized loans to other financial institutions.

Cash Equivalents

     The Company considers all liquid investments with original maturities of three months or less to be cash equivalents. Cash equivalents include cash on hand, cash due from banks and federal funds sold. Federal funds are sold for one-day periods.

Securities

     Certain debt securities that management has the intent and ability to hold to maturity are classified as “held-to-maturity” and recorded at amortized cost. Securities not classified as held-to-maturity are classified as “available-for-sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income, net of tax. Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

     For debt securities with fair value below amortized cost which the Company does not intend to sell, and it is more likely than not the Company will not have to sell the security before recovery of its cost basis, the Company recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment is amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

  If declines in fair value are other-than-temporary, the carrying value of the securities is written down to fair value as a realized loss with a charge to income for the portion attributable to credit losses and a charge to other comprehensive income for the portion that is not credit related. For available-for-sale and held-to-maturity debt securities that management has no intent to sell and believes that the Company more likely than not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in earnings, while the noncredit loss is recognized in accumulated other comprehensive income. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security based on cash flow projections.

Loans

     Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff is reported at their outstanding principal balances adjusted for unearned income, charge-offs, the allowance for loan and lease losses, any unamortized deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans.

     For loans amortized at cost, interest income is accrued based on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized as a level yield adjustment over the respective term of the loan.

     The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Past-due status is based on contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

     All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

     Discounts and premiums on purchased commercial loans are amortized to income using the interest method over the remaining period to contractual maturity and adjusted for anticipated prepayments.

Allowance for Loan and Lease Losses

     The allowance for loan and lease losses is established through provisions for loan and lease losses charged against income. Loan losses are charged against the allowance when management determines that the uncollectibility of a loan has been confirmed. Subsequent recoveries, if any, are credited to the allowance account in the period received.

     The adequacy of the allowance for loan and lease losses is evaluated quarterly in conjunction with loan review reports and evaluations that are discussed in meetings with loan officers, credit administration and the Bank’s Board of Directors. The Bank’s past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay (including the timing of future payments), the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors are considered in this evaluation. This process is inherently subjective as it requires material estimates that are susceptible to significant change, including the amounts and timing of future cash flows expected to be received on impaired loans. The allowance for loan and lease losses is maintained at a level believed by management to be adequate to absorb estimated losses inherent in the loan portfolio.

Allowance for Loan and Lease Losses, (continued)

     A loan is considered impaired when it is probable that the Bank will be unable to collect all amounts due (principal and interest) according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and commercial real estate loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

     Groups of loans with similar risk characteristics are collectively evaluated for impairment based on the group’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans. Accordingly, the Bank does not separately identify individual consumer and residential loans for impairment measurements, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

     When any secured commercial loan is considered uncollectable, whether past due or not, a current assessment of the value of the underlying collateral is made. If the balance of the loan exceeds the fair value of the collateral, the loan is placed on nonaccrual and the loan is charged down to the value of the collateral less estimated cost to sell or a specific reserve equal to the difference between book value of the loan and the fair value assigned to the collateral is created until such time as the loan is foreclosed. When the foreclosed collateral has been legally assigned to the Bank, a charge off is taken, if necessary, in order that the remaining balance reflects the fair value estimated less costs to sell the collateral then transferred to other real estate owned or other repossessed assets. When any unsecured commercial loan is considered uncollectable the loan is charged off no later than at 90 days past due.

     All closed-end consumer loans (excluding conventional 1-4 family residential loans and installment and revolving loans secured by real estate) are charged off upon reaching no later than 120 days (4 monthly payments) delinquent. If a loan is considered uncollectable, it is charged off earlier than 120 days delinquent. For conventional 1-4 family residential loans and installment and revolving loans secured by real estate, when a loan is 90 days past due, a current assessment of the value of the real estate is made. If the balance of the loan exceeds the fair value of the property, the loan is placed on nonaccrual and foreclosure proceedings are initiated. When the foreclosed property has been legally assigned to the Bank, a charge-off is taken with the remaining balance, reflecting the fair value less estimated costs to sell, transferred to other real estate owned.

Loans Held for Sale

     Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to non-interest income. Gains and losses on loan sales are recorded in non-interest income. The Company does not retain servicing rights on loans sold. There were no loans held for sale at December 31, 2015. Loans held for sale at December 31, 2014 totaled $354,000.

Other Real Estate

     Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value less cost to sell at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell.

Revenue and expenses from operations and changes in the valuation allowance are included in net income or expense from foreclosed assets.

     When foreclosed properties are acquired current appraisals are obtained on the properties. Additionally, periodic updated appraisals are obtained on unsold foreclosed properties. When an updated appraisal reflects a market value below the current book value, a charge is booked to current earnings to reduce the property to its new market value less expected selling costs. Our policy for determining the frequency of periodic reviews is based upon consideration of the specific properties and the known or perceived market fluctuations in a particular market and is typically between 12 and 24 months.

Premises and Equipment

     Premises and equipment are stated at cost, less accumulated depreciation and amortization. The provision for depreciation is computed principally on an accelerated method over the estimated useful life of an asset, which ranges from 15 to 39 years for buildings and from three to 25 years for equipment. Costs of major additions and improvements are capitalized. Expenditures for maintenance and repairs are charged to operations as incurred. Gains or losses from the disposition of property are reflected in operations, and the asset accounts and related allowances for depreciation are reduced.

Federal Reserve and Federal Home Loan Bank Stock

     Federal Reserve and Federal Home Loan Bank stock are required investments for institutions that are members of the Federal Reserve and Federal Home Loan Bank systems. The required investment in the common stock is based on a predetermined formula, carried at cost and evaluated for impairment. At December 31, 2015 and 2014 Federal Reserve and Federal Home Loan Bank stock totaled $3.9 million.

Goodwill

     Goodwill is evaluated annually for impairment. Quantitative and qualitative assessments are performed to determine whether the existence of events or circumstances leads to a determination that it is more likely than not the fair value is less than the carrying amount, including goodwill. If, based on the evaluation, it is determined to be more likely than not that the fair value is less than the carrying value, then goodwill is tested further for impairment. If the implied fair value of goodwill is lower than its carrying amount, a goodwill impairment is indicated and goodwill is written down to its implied fair value. Subsequent increases in goodwill value are not recognized in the financial statements.

Transfers of Financial Assets

     Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company—put presumptively beyond the reach of the transferor and its creditors, even in bankruptcy or other receivership, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Income Taxes

     The Company files consolidated income tax returns with its subsidiaries. The Company accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes). The income tax accounting guidance requires two components of income tax expense which are current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

     Tax positions are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management’s judgment. With a few exceptions, the Company is no longer subject to U.S. federal tax examinations and state and local tax examinations by tax authorities for years before 2012.

     The Company recognizes interest and penalties on income taxes as a component of income tax expense. As of December 31, 2015, the Company has accrued no interest and no penalties related to uncertain tax positions.

Securities Sold Under Agreements to Repurchase

     Securities sold under agreements to repurchase, which are classified as secured borrowings, generally mature within one to four days from the transaction date. Securities sold under agreements to repurchase are reflected at the amount of cash received in connection with the transaction.

Fair Value Measurements

     Financial Accounting Standards Board (“FASB”) ASC Topic 820, “Fair Value Measurements and Disclosures,” defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires certain disclosures about fair value measurements. See Note 12 – Fair Value Measurement. In general, fair values of financial instruments are based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as input, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and the Company’s creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time.

Earnings Per Share

     Earnings per share represents income available to shareholders divided by the weighted average number of shares of Company common stock outstanding during the period. Fully diluted earnings per share is not presented as there are no common stock equivalents.

The following is a summary of the earnings per share calculation for the periods presented:

	Years ended December 31,
	2015	2014	2013
	(dollars in thousands, expect per share data)
Earnings per share calculation:
Numerator – Net income available to common shareholders	$10,306	$10,242	$9,611
Denominator – Weighted average common shares outstanding	4,832,217	4,963,826	5,110,849
Net income per common share available to common shareholders	$2.13	$2.06	$1.88

     In 2015, the Company renewed a plan to repurchase shares of its common stock. The plan allowed the purchase of up to 200,000 shares. The Company purchased 161,074, 120,436, and 158,988 shares in 2015, 2014, and 2013, respectively.

Accumulated Other Comprehensive Income (Loss)

     Comprehensive income (loss) consists of net income and other comprehensive income (loss), net of applicable income tax expenses or benefits. Other comprehensive income (loss) includes unrealized appreciation or depreciation on available-for-sale securities and changes in the net actuarial gain or loss of the post-retirement benefit obligation.

The components of accumulated other comprehensive loss, included in shareholder’s equity, are as follows:

	Years ended December 31,
	2015		2014	2013
	(dollars in thousands)
Net unrealized losses
on available-for-sale securities		$(4,269)	$(5,517)	$(17,178)
Net actuarial gain on unfunded portion
of post-retirement benefit obligation		2,183	2,062	2,542
		(2,086)	(3,455)	(14,636)
Tax benefit		803	1,329	5,635

Accumulated other comprehensive loss		$(1,283)	$(2,126)	$(9,001)

Transfers Between Fair Value Hierarchy Levels

     Transfers in and out of Level 1 (quoted market prices), Level 2 (other significant observable inputs) and Level 3 (significant unobservable inputs) are recognized on the period end date.

Segment Reporting

     Management analyzes the operations of the Company assuming one operating segment, community lending services.

Recent Accounting Pronouncements

     In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-09, Revenue from Contracts with Customers, (Topic 606). ASU 2014-09 states a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under existing guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. In August of 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers, (Topic 606): Deferral of the Effective Date. ASU 2015-14 defers the effective date of Update 2014-09 for all entities by one year. As such, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. The amendments can be applied retrospectively to each prior reporting period or retrospectively with the cumulative effect of initially applying this update recognized at the date of initial application. The Company is currently evaluating the impact of adopting the new guidance on the consolidated financial statements, but the Company does not expect it to have a material impact.

     In June 2014, the FASB issued ASU 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU 2014-11 aligns the accounting for repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings with the accounting for other typical repurchase agreements. Going forward, these transactions would all be accounted for as secured borrowings. The guidance eliminates sale accounting for repurchase-to-maturity transactions and supersedes the guidance under which a transfer of a financial asset and a contemporaneous repurchase financing could be accounted for on a combined basis as a forward agreement, which has resulted in outcomes referred to as off-balance-sheet accounting. The amendments in ASU 2014-11 require a new disclosure for transactions economically similar to repurchase agreements in which the transferor retains substantially all of the exposure to the economic return on the transferred financial assets throughout the term of the transaction. The amendments in ASU 2014-11 also require expanded disclosures about the nature of collateral pledged in repurchase agreements and similar transactions accounted for as secured. The Company adopted the amendments in this ASU 2014-11 effective January 1, 2015. As of December 31, 2015, all of the Company's repurchase agreements were typical in nature (i.e., not repurchase-to-maturity transactions or repurchase agreements executed as a repurchase financing) and are accounted for as secured borrowings. As such, the adoption of ASU 2014-11 did not have a material impact on the Company's Consolidated Financial Statements.

 ASU 2014-14, Receivables – Troubled Debt Restructurings by Creditors (Subtopic 310-40). ASU 2014-14 applies to creditors that hold government-guaranteed mortgage loans, including those guaranteed by the FHA and the VA. The amendments in this Update require that a mortgage loan be derecognized and that a separate other receivable be recognized upon foreclosure if the following conditions are met: (1) the loan has a government guarantee that is not separable from the loan before foreclosure. (2) at the time of foreclosure, the creditor has the intent to convey the real estate property to the guarantor and make a claim on the guarantee, and the creditor has the ability to recover under that claim. (3) at the time of foreclosure, any amount of the claim that is determined on the basis of the fair value of the real estate is fixed. Upon foreclosure, the separate other receivable should be measured based on the amount of the loan balance (principal and interest) expected to be recovered from the guarantor. ASU 2014-14 was effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2014. The adoption of ASU 2014-14 did not have a material impact on the Company’s Consolidated Financial Statements.

     ASU 2016-1, Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. ASU 2016-1, among other things, (i) requires equity investments, with certain exceptions, to be measured at fair value with changes in fair value recognized in net income, (ii) simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment, (iii) eliminates the requirement for public business entities to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet, (iv) requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes, (v) requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments, (vi) requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset on the balance sheet or the accompanying notes to the financial statements and (viii) clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale. ASU 2016-1 will be effective for the Company on January 1, 2018 and is not expected to have a significant impact on our financial statements.

     ASU 2016-2, Leases (Topic 842). ASU 2016-2, among other things, requires lessees to recognize the following for all leases (with the exception of short-term leases) at the commencement date: (i) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis and (ii) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. Certain targeted improvements were made to align, where necessary, lessor accounting with the lessee accounting model and Topic 606, Revenue from Contracts with Customers. ASU 2016-2 will be effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Nonpublic business entities should apply the amendments for fiscal years beginning after December 15, 2019 and interim periods within fiscal years beginning after December 15, 2020. Early application is permitted for all public business entities and all nonpublic entities upon issuance. The Company is currently evaluating the impact of adopting the new guidance on the consolidated financial statements, but the Company does not expect it to have a material impact.